Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Maximum Contracted Future Annual Charter Hire Receivable Before Allowance for Any Off-Hire Periods

The maximum contracted annual future charter hire receivable (not allowing for any offhire and assuming expiry at the mid-point between the earliest and latest possible end dates) for the 18 vessels subject to charters as at December 31, 2014 is as follows:

Year ending December 31,	Fleet as at December 31, 2014
2015	145,811
2016	144,317
2017	142,189
2018	104,372
2019	103,285
Thereafter	231,665

$871,639